Equity - Additional Information (Details) € / shares in Units, $ / shares in Units, € in Millions, $ in Millions						2 Months Ended	6 Months Ended	12 Months Ended
	May 30, 2025 $ / shares shares	May 30, 2025 EUR (€) shares	Oct. 13, 2023 USD ($) $ / shares shares	Oct. 13, 2023 EUR (€) shares	Oct. 10, 2023 shares	Jul. 31, 2024 EUR (€)	Mar. 31, 2026 shares	Sep. 30, 2025 EUR (€) shares	Mar. 31, 2025 shares	Sep. 30, 2024 shares	Jul. 31, 2024 $ / shares shares	Jun. 30, 2024 $ / shares shares	Oct. 02, 2023 € / shares shares
Ordinary Shares
Disclosure Of Detailed Information About Equity [line items]
Number of ordinary shares			187,825,592	187,825,592			183,906,056	183,906,056	187,829,202	187,829,202			182,721,369
Ordinary Shares, Secondary Offering
Disclosure Of Detailed Information About Equity [line items]
Shares issued	16,100,000
Ordinary share price | $ / shares	$ 52.5										$ 54	$ 54
Ordinary shares at a price | $ / shares	$ 52.5
Number of shares exercised, option to purchase additional shares	2,100,000
Costs incurred | €		€ 1.7				€ 1.9
Ordinary Shares
Disclosure Of Detailed Information About Equity [line items]
Shares issued			10,752,688	10,752,688
Initial public offering price | $ / shares			$ 46
Total proceeds from IPO			$ 473.6	€ 450.0
Early repayment of borrowings | €				100.0
Description of no par value ordinary shares							Prior to the IPO, the Company completed a capital reorganization. On October 2, 2023, the Company converted its share capital, comprised of 182,721,369 ordinary shares of €1.00 par value into 182,721,369 no par value ordinary shares.
Ordinary share price | $ / shares	$ 50.925
Par value per share | € / shares													€ 1
Shares repurchased of ordinary shares		3,927,344			5,648,465			3,927,344
Shares repurchased amount of ordinary shares | €								€ 176.4
MidCo | Ordinary Shares, Secondary Offering
Disclosure Of Detailed Information About Equity [line items]
Shares issued	14,000,000										16,100,000	16,100,000
Initial Public Offering
Disclosure Of Detailed Information About Equity [line items]
Underwriting commission fees | €				19.8
Deferred offering costs | €				3.0
USD Term Loan | Ordinary Shares
Disclosure Of Detailed Information About Equity [line items]
Early repayment of borrowings			$ 450.0	€ 423.8